Note 5 (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Basic and diluted earnings per share [Table Text Block]
The calculation of earnings per share is as follows:

BASIC AND DILUTED EARNINGS PER SHARE

	2025	2024	2023
Numerator for basic and diluted earnings per share (millions of euros)
Profit attributable to parent company	10,511	10,054	8,019
Adjustment: Additional Tier 1 securities ⁽¹⁾	(397)	(388)	(345)
Profit adjusted (millions of euros) (A)	10,114	9,666	7,675
Profit (loss) from continued operations (net of remuneration of Additional Tier 1 capital instruments)	10,114	9,666	7,675
Profit (loss) from discontinued operations (net of non-controlling interests) (B)	—	—	—
Denominator for basic earnings per share (number of shares outstanding, in millions) ⁽²⁾
Weighted average number of shares outstanding	5,762	5,793	5,988
Average treasury shares	(9)	(10)	(5)
Share buyback program (average)	(5)	(13)	(28)
Adjusted number of shares - Basic earnings per share (C)	5,748	5,769	5,954
Adjusted number of shares - diluted earnings per share (D)	5,748	5,769	5,954
Earnings (losses) per share	1.76	1.68	1.29
Basic earnings (losses) per share from continuing operations (Euros per share) A-B/C	1.76	1.68	1.29
Diluted earnings (losses) per share from continuing operations (Euros per share) A-B/D	1.76	1.68	1.29
Basic earnings (losses) per share from discontinued operations (Euros per share) B/C	—	—	—
Diluted earnings (losses) per share from discontinued operations (Euros per share) B/D	—	—	—
(1) Remuneration in the year related to perpetual contingent convertible securities, recognized in equity (see Note 22.4).
(2) For the calculation of earnings per share, the average number of shares in a year takes into account the redemptions made in such year related to the share buyback programs (see Note 4)